Document and Entity Information	6 Months Ended
Jun. 30, 2026
Document And Entity Information [Abstract]
Entity Registrant Name	BioLineRx Ltd.
Entity Central Index Key	0001498403
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Entity File Number	001-35223
Entity Address, Address Line One	2 HaMa’ayan Street
Entity Address, Address Line Two	Modi’in
Entity Address, Postal Zip Code	7177871
Entity Address, Country	IL